BALANCE SHEET - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash/Bank Balances	$ 33,628	$ 70,581	$ 584,425
Accounts Receivable
From Customers		325,305	119,274
From related parties		0	0
From others	649,312	649,312	0
Total Accounts Receivable	649,312	974,617	119,274
Advances - Drop Shipper	4,717,051	5,070,696	4,289,928
Prepaid Expenses		9,000	220,902
Total Current assets	5,399,991	6,124,893	5,214,529
TOTAL ASSETS	5,399,991	6,124,893	5,214,529
Current Liabilities
Payables	1,199,770	1,673,501	469,820
Current portion of Notes Payable, convertible	319,161	358,949
Total Current Liabilities	1,518,930	2,032,450	469,820
Long-term Liabilities
Loan from 3rd Party with interest	26,412	32,000	38,400
Notes Payable	4,036,182	3,842,550	3,573,974
PPP Loan from SBA	135,404	0
EIDL loan from SBA	159,900	0
Total long-term liabilities	4,357,898	3,874,550	3,612,374
Total Liabilities	5,876,828	5,907,000	4,082,194
Common: Authorized 1,500,000,000 shares, $ .00001 par value; and 779,836,384 Issued and outstanding as of September 30, 2020 and 700,836,384 shares issued and outstanding as of December 31, 2019	4,185,656	3,995,840	3,169,040
Preferred Stock Class A Authorized - 50,000 shares, $ .00001 Par value; and 34,289 Issued and outstanding, as of September 30, 2020 and 34,289 issued and outstanding as of December 31, 2019	400	400	400
Additional Paid-in Capital	1,626,589	1,626,589	0
Retained Earnings	(6,289,482)	(5,404,935)	(2,037,105)
Stockholders' Equity
Total Stockholders' Equity	(476,837)	217,893	1,132,335
Total Liabilities & Equity	$ 5,399,991	$ 6,124,893	$ 5,214,529